Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants - Stable Road Acquisition Corp [Member] - $ / shares		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 13, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants [Line Items]
Risk-free interest rate		0.89%	1.73%	1.74%	0.31%
Holding period (years)		5 years 1 month 13 days	5 years 3 months	5 years 3 months	5 years 3 months
Volatility		25.00%	25.00%	25.00%	25.00%
Exercise price (in Dollars per share)		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Underlying value (in Dollars per share)		$ 13.97	$ 9.50	$ 9.96	$ 10.08
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants [Line Items]
Risk-free interest rate	1.73%
Holding period (years)	5 years 3 months
Volatility	25.00%
Exercise price (in Dollars per share)	$ 11.50
Underlying value (in Dollars per share)	$ 9.50
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of key inputs into the Black-Scholes model for the private placement warrants [Line Items]
Risk-free interest rate	1.73%
Holding period (years)	1260 years
Volatility	25.00%
Warrant redemption price (in Dollars per share)	$ 18.00